Right-of-Use Assets	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-Use Assets
11.	RIGHT-OF-USE ASSETS

	Leasehold Lands	Buildings	Telecommunications towers and related assets	Equipment	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of December 31, 2020
Carrying amount	20,441	8,672	18,866	11,230	248	59,457
As of December 31, 2019
Carrying amount	20,952	8,289	23,740	8,361	207	61,549
For the year ended December 31, 2020
Depreciation charge	745	3,626	7,642	2,151	78	14,242
For the year ended December 31, 2019
Depreciation charge	732	2,968	6,966	1,612	65	12,343

For the year ended December 31, 2020, expenses relating to short-term leases amounting to RMB1,077 (2019: RMB939, including those relating to other leases with lease terms ended within 12 months of the date of initial application of IFRS 16), expenses relating to leases of low value assets (excluding short-term leases of low value assets) amounting to RMB46 (2019: RMB45) and variable lease payments not included in the measurement of lease liabilities amounting to RMB5,151 (2019: RMB4,640), are recognized in profit or loss.
For the year ended December 31, 2020, total cash outflow for leases is RMB20,798 (2019: RMB18,240), and additions to right-of-use
assets are RMB13,561 (2019: RMB9,172).
The Group leases telecommunications towers and related assets, land and buildings, equipment and other assets for its operations. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. In determining the lease term and assessing the length of the non-cancellable
period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.
The Group regularly entered into short-term leases for buildings and other assets. As of December 31, 2020 and 2019, the portfolio of short-term leases is similar to the portfolio of short-term leases to which the short-term lease expense disclosed above in this note.